Note 6 - Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Area of Real Estate Property | ft²	8,400
Operating Leases, Rent Expense	$ 146,092	$ 117,084	$ 117,879
Operating Leases, Future Minimum Payments Due, Next Twelve Months	149,042
Unrecorded Unconditional Purchase Obligation	$ 72,500